Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2023
Entity Registrant Name	MFS® SERIES TRUST XVI
Entity Central Index Key	0000063067
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 26, 2023
Document Effective Date	Oct. 27, 2023
Prospectus Date	Oct. 27, 2023
MFS Prudent Investor Fund | A
Prospectus:
Trading Symbol	FPPAX
MFS Prudent Investor Fund | B
Prospectus:
Trading Symbol	FPPDX
MFS Prudent Investor Fund | C
Prospectus:
Trading Symbol	FPPEX
MFS Prudent Investor Fund | I
Prospectus:
Trading Symbol	FPPJX
MFS Prudent Investor Fund | R1
Prospectus:
Trading Symbol	FPPRX
MFS Prudent Investor Fund | R2
Prospectus:
Trading Symbol	FPPSX
MFS Prudent Investor Fund | R3
Prospectus:
Trading Symbol	FPPQX
MFS Prudent Investor Fund | R4
Prospectus:
Trading Symbol	FPPUX
MFS Prudent Investor Fund | R6
Prospectus:
Trading Symbol	FPPVX